Other assets, net (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Analysis of Other Assets
An analysis of other assets at December 31, 2018 and 2019 is as follows:

	2018		2019
Current portion:
Advances to suppliers (different from PP&E and inventories)	Ps.	12,931,247	Ps.	7,718,343
Prepaid insurance		949,590		978,927
Other		1,415,356		776,164

	Ps.	15,296,193	Ps.	9,473,434

Non-current portion:
Recoverable taxes	Ps.	11,514,455	Ps.	14,647,726
Prepayments for the use of fiber optics		3,985,216		2,095,556
Judicial Deposits (1)		18,172,342		19,506,147
Prepaid expenses		8,789,588		5,642,590

Total	Ps.	42,461,601	Ps.	41,892,019